Pioneer International Equity Fund

Schedule of Investments | February 28, 2021

Ticker Symbols:
Class A Class C Class Y	PIIFX PCITX INVYX

Schedule of Investments | 2/28/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 97.5%
		COMMON STOCKS - 97.5% of Net Assets
		Aerospace & Defense - 2.7%
118,658(a	)	Hensoldt AG	$2,000,250
668,400		Singapore Technologies Engineering Ltd.	1,876,084
		Total Aerospace & Defense	$3,876,334
		Automobiles - 3.8%
241,877		Stellantis NV	$3,925,231
22,100		Toyota Motor Corp.	1,627,716
		Total Automobiles	$5,552,947
		Banks - 13.1%
243,023(a	)	ABN AMRO Bank NV (144A)	$2,793,566
4,136,000		Bank of China, Ltd., Class H	1,449,764
38,283(a	)	BNP Paribas S.A.	2,277,282
257,253(a	)	Grupo Financiero Banorte S.A.B de CV, Class O	1,291,298
73,425		KB Financial Group, Inc.	2,820,650
642,800		Mitsubishi UFJ Financial Group, Inc.	3,402,149
141,300		Sumitomo Mitsui Financial Group, Inc.	5,007,395
		Total Banks	$19,042,104
		Beverages - 1.6%
52,100		Asahi Group Holdings, Ltd.	$2,294,626
		Total Beverages	$2,294,626
		Capital Markets - 2.0%
184,415		UBS Group AG	$2,852,539
		Total Capital Markets	$2,852,539
		Chemicals - 1.7%
3,389		LG Chem, Ltd.	$2,495,327
		Total Chemicals	$2,495,327
		Construction Materials - 1.9%
64,999		CRH Plc	$2,804,920
		Total Construction Materials	$2,804,920
		Consumer Discretionary - 1.0%
630(a	)	Booking Holdings, Inc.	$1,466,961
		Total Consumer Discretionary	$1,466,961
		Containers & Packaging - 1.1%
34,685		Smurfit Kappa Group Plc	$1,642,481
		Total Containers & Packaging	$1,642,481
		Diversified Telecommunication Services - 1.6%
129,951		Deutsche Telekom AG	$2,354,675
		Total Diversified Telecommunication Services	$2,354,675
		Electrical Equipment - 4.8%
183,300		Mitsubishi Electric Corp.	$2,722,566
28,973		Schneider Electric SE	4,297,994
		Total Electrical Equipment	$7,020,560
		Electronic Equipment, Instruments & Components - 6.1%
3,700		Keyence Corp.	$1,769,301
14,300		Murata Manufacturing Co., Ltd.	1,224,482
53,285		Samsung Electronics Co., Ltd.	3,895,143
3,239		Samsung SDI Co., Ltd.	1,934,933
		Total Electronic Equipment, Instruments & Components	$8,823,859
		Energy - 0.3%
67,260		Rosneft Oil Co. PJSC (G.D.R.)	$463,143
		Total Energy	$463,143
		Financials - 0.5%
3,274		Willis Towers Watson Plc	$722,375
		Total Financials	$722,375
		Food & Staples Retailing - 3.6%
11,844		Magnit PJSC	$779,563
115,200		Seven & i Holdings Co., Ltd.	4,398,841
		Total Food & Staples Retailing	$5,178,404
		Health Care Equipment & Supplies - 5.5%
21,200		Hoya Corp.	$2,405,901
69,379(a	)	Koninklijke Philips NV	3,766,481
15,553		Medtronic Plc	1,819,235
		Total Health Care Equipment & Supplies	$7,991,617
		Health Care Providers & Services - 1.0%
32,526		Fresenius SE & Co. KGaA	$1,392,750
		Total Health Care Providers & Services	$1,392,750
		Hotels, Restaurants & Leisure - 1.6%
112,607(a	)	Compass Group Plc	$2,284,255
		Total Hotels, Restaurants & Leisure	$2,284,255
		Household Durables - 4.7%
82,002		Persimmon Plc	$2,960,886
37,000		Sony Corp.	3,888,294
		Total Household Durables	$6,849,180
		Industrial Conglomerates - 3.3%
13,393		Siemens AG	$2,063,304
Shares			Value
		Industrial Conglomerates – (continued)
88,000		Toshiba Corp.	$2,788,094
		Total Industrial Conglomerates	$4,851,398
		Industrials - 1.1%
7,299		Kansas City Southern	$1,549,870
		Total Industrials	$1,549,870
		Insurance - 5.3%
11,860		Allianz SE	$2,868,556
172,500		Ping An Insurance Group Co. of China, Ltd., Class H	2,118,219
6,836		Zurich Insurance Group AG	2,789,282
		Total Insurance	$7,776,057
		Internet & Direct Marketing Retail - 1.5%
74,800(a	)	Alibaba Group Holding, Ltd.	$2,237,106
		Total Internet & Direct Marketing Retail	$2,237,106
		IT Services - 1.1%
21,592		Cognizant Technology Solutions Corp.	$1,586,580
		Total IT Services	$1,586,580
		Life Sciences Tools & Services - 1.4%
3,249		Lonza Group AG	$2,048,329
		Total Life Sciences Tools & Services	$2,048,329
		Materials - 1.4%
15,157		International Flavors & Fragrances, Inc.	$2,053,925
		Total Materials	$2,053,925
		Media - 1.1%
372,492(a	)	Atresmedia Corp. de Medios de Comunicacion S.A.	$1,549,807
		Total Media	$1,549,807
		Metals & Mining - 2.1%
49,400		First Quantum Minerals Ltd.	$1,067,046
23,533		Rio Tinto Plc	2,035,932
		Total Metals & Mining	$3,102,978
		Multi-Utilities - 1.8%
69,186		RWE AG	$2,616,816
		Total Multi-Utilities	$2,616,816
		Oil, Gas & Consumable Fuels - 5.0%
360,200		Inpex Corp.	$2,727,516
115,642		Royal Dutch Shell Plc, Class B (A.D.R.)	4,496,161
		Total Oil, Gas & Consumable Fuels	$7,223,677
		Personal Products - 2.3%
5,885		L'Oreal S.A.	$2,148,069
23,377		Unilever Plc	1,213,604
		Total Personal Products	$3,361,673
		Pharmaceuticals - 0.7%
15,100		Eisai Co., Ltd.	$1,046,319
		Total Pharmaceuticals	$1,046,319
		Real Estate Management & Development - 1.2%
72,391		Grand City Properties S.A.	$1,775,142
		Total Real Estate Management & Development	$1,775,142
		Semiconductors & Semiconductor Equipment - 4.0%
17,872		SK Hynix, Inc.	$2,240,332
84,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,834,638
37,800		Ulvac, Inc.	1,705,857
		Total Semiconductors & Semiconductor Equipment	$5,780,827
		Software - 1.8%
41,302		Oracle Corp.	$2,664,392
		Total Software	$2,664,392
		Textiles, Apparel & Luxury Goods - 1.1%
2,488		LVMH Moet Hennessy Louis Vuitton SE	$1,577,219
		Total Textiles, Apparel & Luxury Goods	$1,577,219
		Trading Companies & Distributors - 2.7%
71,273		Ashtead Group Plc	$3,855,882
		Total Trading Companies & Distributors	$3,855,882
		TOTAL COMMON STOCKS
		(Cost $109,883,328)	$141,767,054
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.5%
		(Cost $109,883,328)(b)	$141,767,054
		OTHER ASSETS AND LIABILITIES - 2.5%	$3,686,187
		NET ASSETS - 100.0%	$145,453,241
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2021, the value of these securities amounted to $2,793,566, or 1.9% of net assets.

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(a)	Non-income producing security.
(b)	Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Japan	26.1%
Netherlands	10.6%
South Korea	9.4%
Germany	9.4%
United Kingdom	9.2%
France	7.3%
United States	6.6%
Switzerland	5.4%
Ireland	4.4%
China	4.1%
Singapore	1.3%
Taiwan	1.3%
Luxembourg	1.3%
Spain	1.1%
Other (individually less than 1%)	2.5%
100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of February 28, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,466,961	$–	$–	$1,466,961
Financials	722,375	–	–	722,375
Health Care Equipment & Supplies*	1,819,235	6,172,382	–	7,991,617
Industrials	1,549,870	–	–	1,549,870
IT Services	1,586,580	–	–	1,586,580
Materials	2,053,925	–	–	2,053,925
Oil, Gas & Consumable Fuels*	4,496,161	2,727,516	–	7,223,677
Software	2,664,392	–	–	2,664,392
All Other Common Stocks*	–	116,507,657	–	116,507,657
Total Investments in Securities	$16,359,499	$125,407,555	$–	$141,767,054

*Securities are valued using inputs/data furnished by independent pricing services using fair value factors.

For the three months ended February 28, 2021 there were no transfers in or out of Level 3.